SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Contractual Life Years, Beginning		3 years 7 months 6 days
Number of Warrants Outstanding, Warrants issued		119,917,140	360,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options outstanding and vested, outstanding	306,770,000
Weighted average exercise price, outstanding	$ 0.0016
Weighted Average Contractual Life Years, Beginning	9 months 29 days
Number of Warrants Outstanding, Warrants issued	123,678,264
Weighted Average Exercise Price, Warrants issued	$ 0.0134
Number of Warrants Outstanding, Warrants exercised	(306,770,000)
Weighted Average Exercise Price, Warrants exercised	$ 0.0016
Number of Warrants Outstanding, Warrants forfeited
Weighted Average Exercise Price, Warrants forfeited
Number of options outstanding and vested, ending	123,678,265	306,770,000
Weighted average exercise price, outstanding ending	$ 0.0134	$ 0.0016
Weighted Average Contractual Life Years, Ending	2 years 7 months 24 days